COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Capital expenditure	$ 33.6	$ 15.4
Other liabilities	0.0	2.0
Outstanding letters of credit	2.3	2.0
Surety bonds and other bank issued guarantees	165.4	122.8
Cash margin guarantees	4.2	3.6
Accounts Payable [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Other liabilities	$ 1.3	$ 1.5